Trade and other receivables (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables.
Trade receivables	€ 5,000	€ 5,000
Deposits and prepayments	639,225	9,380
Accrued income	23,082
VAT recoverable	1,538,322	308,871	€ 94,255
Receivables from Payment Service Providers	10,116,182	1,861,147	905,816
Gaming tax receivable	800,582
Other receivables	828,349	493,880	602,981
Trade and other current receivables	13,950,742	€ 2,678,278	€ 1,603,052
Payment of gaming taxes	€ 800,582